Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables, net
Schedule of trade and other receivables, net

	2022	2021
	US$(000)	US$(000)
Trade receivables (b)
Domestic clients	127,750	135,811
Foreign clients	40,229	31,233
Related entities, note 32(b)	367	4,626
	168,346	171,670
Allowance for expected credit losses (i)	(22,276)	(22,276)
	146,070	149,394
Other receivables
Tax claims (c)	631,478	601,056
Value added tax credit	52,589	35,228
Other accounts receivables to third parties	30,175	28,361
Advances to suppliers	14,392	10,921
Tax deposits (e)	8,296	12,711
Refund applications of value added tax (g)	3,330	2,488
Related entities, note 32(b)	2,842	2,298
Closed hedging financial instruments receivable, note 34(b)	2,506	—
Interest receivable	2,305	2,608
Due from for sales of assets (f)	2,119	7,481
Public Works Tax Deduction	1,196	1,527
Bank accounts in trust (h)	1,092	359
Loans to personnel	629	460
Loans to third parties	365	350
Restricted time deposits (d)	—	29,242
Other	248	401
	753,562	735,491
Allowance for expected credit losses (i)	(4,106)	(8,621)
	749,456	726,870
Total trade and other receivables	895,526	876,264

Classification by maturity:
Current portion	221,899	240,432
Non-current portion	673,627	635,832
Total trade and other receivables	895,526	876,264

Classification by nature:
Financial receivables	838,411	837,021
Non-financial receivables	57,115	39,243
Total trade and other receivables	895,526	876,264

Classification by measurement:
Trade receivables (not subject to provisional pricing)	16,503	15,417
Trade receivables (subject to provisional pricing)	129,567	133,977
Other accounts receivables	749,456	726,870
Total trade and other receivables	895,526	876,264

(b)

Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired (except for those included in the Group’s allowance for expected credit losses, see (i)) do not yield interest and have no specific guarantees.

(c)

Corresponds to forced payments of tax debts that are in litigation and that, in the opinion of management and its legal advisors, a favorable result should be obtained in the judicial and administrative processes that have been initiated, see note 31(d):

	Payment	2022	2021
Detail	Date	US$(000)	US$(000)

Buenaventura -
Payment of tax debt for fiscal year 2007 - 2008.	July 2021	414,841	398,548
Payment of tax debt for fiscal year 2010.	July 2021	93,669	89,733
Payment of tax debt for fiscal year 2009.	July 2021	50,787	48,654
SUNAT seizure for payment on account from January to December 2009; January and February 2010.	December 2019	31,581	30,255
Forced payment of part of the tax liability debt for fiscal year 2007.	November - December 2020	18,925	18,130
SUNAT seizure for payment on account on Income Tax 2007-2008.	January 2021	5,035	4,823
Payment of tax debt for fiscal year 2017.	December 2022	2,422	—
Payment of the tax liability debt imputed by SUNAT in the IGV inspection process January-December 2014 to benefit from the gradual nature of the fine.	November 2020	1,246	1,193
Inminsur’s tax liability debt (absorbed by Buenaventura), by the inspection process for the years 1996-1997 and claimed in court.	May 2017	787	754
Claim payment to OSINERGMIN for the year 2015.	December 2022	621	—
Claim payment to OSINERGMIN for the year 2014.	August 2021	612	587
Forced payment of part of the tax debt for fiscal year 2010.	December 2020	474	452
		621,000	593,129
El Brocal -
Forced payment of part of the tax debt for fiscal year 2014.	January 2021	1,278	1,225
Payment of the fine for the benefit of reducing the fine for fiscal year 2015.	January 2020	262	251
Payment under protest of the tax liability for fiscal year 2011.	June 2014	—	2,096
		1,540	3,572
Río Seco -
Forced payment of part of the VAT tax liability for 2012.	July to September 2019	3,238	3,162
Forced payment of part of the tax debt for fiscal year 2020.	November 2022	609	—
		3,847	3,162
Huanza -
Payment under protest of the tax liability for fiscal year 2014	December 2022	1,600	—

La Zanja -
SUNAT seizure for income tax for fiscal year 2016	October 2022	2,353	—
Forced payment of part of the tax debt for fiscal year 2013 - 2015.	April 2021	804	853
		3,157	853
Chaupiloma -
SUNAT seizure for income tax for fiscal year 2011	September 2021	334	340
		631,478	601,056

(d)

As of December 31, 2021, it corresponded to a restricted time deposit held by Minera La Zanja S.R.L. in favor of Ministry of Energy and Mines for US$29,242,000 to secure current mine closure plans of its mining units and exploration projects that expired on January 12, 2022.

(e)	Corresponds to deposits held in the Peruvian State bank and that in accordance with the tax law of Peru which only can be used to offset tax obligations that the Group has with the Tax Authorities.
(f)

As of December 31, 2022, the balance also includes the account receivable related to the sale of mining concessions from the subsidiary Chaupiloma to Yanacocha for US$1.9 million (note 1(e)). During 2022, collections related to the sale amounted to US$6.5 million.

As of December 31, 2021, the account receivable for the sale of assets corresponded mainly to the balance for the sale of Mallay mining unit for US$7.3 million, which were transfer to a third party during May 2022 in exchange for US$6 million. This transaction generated a loss of US$2 million which is presented in “Others, net” caption.

As of March 2021, the Company collected US$3.6 million related to the sale of the investment in Buenaventura Ingenieros S.A. for a sale amount of US$7.1 million. The remaining balance was compensated with a credit note.

During the first quarter of 2020, US$21.0 million were collected related to the contract for the sale of energy transmission systems in the areas of Huancavelica, Trujillo, Cajamarca, Callalli – Ares and Lorema with Conelsur LT S.A.C. realized on September 5, 2019.

(g)	Corresponds mainly to current year refunds applications that are pending as of December 31, 2022.
(h)

Corresponds mainly to collections that are deposited into restricted bank accounts that only can be used for the payment of financial obligations held by the subsidiary Empresa de Generación Huanza S.A. (hereafter “Huanza”), according to the finance lease signed with Banco de Crédito del Perú in 2009. Below is presented the movement:

Schedule of allowance for doubtful accounts

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Beginning balance	30,897	31,845	32,022

Provision for other receivables, note 28(a)	253	409	4
Provision for trade receivables, note 25	—	—	126
Provision of the year	253	409	130
Foreign exchange difference	(59)	(197)	(307)
Write off during the year	(4,709)	(1,160)	—

Final balance	26,382	30,897	31,845

Trade receivables	22,276	22,276	22,128
Other receivables	4,106	8,621	9,717

	26,382	30,897	31,845

Schedule of restricted bank accounts for payments of financial obligation explanatory

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Beginning balance	359	376	2,510
Increase	733	—	—
Decrease	—	(17)	(2,134)

Final balance	1,092	359	376